CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Cash flows provided by (used in) operating activities:
Net income (loss)	$ 92,139	$ (24,558)	$ 47,542
Adjustments to reconcile net income (loss) to net cash flows provided by operating activities:
Depreciation and amortization	77,580	80,126	80,317
Relinquishment liability reassessment	(243)	(1,905)	(249)
Accretion of discount to the relinquishment liability	227	2,205	4,974
Cash paid for accretion of discount to the relinquishment liability	(778)	(2,897)	(5,792)
Loss on early extinguishment of debt	2,269	58,245	4,531
Proceeds from bond premiums	2,125
Payments of tender offer costs and discounts	(2,894)	(48,155)	(3,104)
Amortization of debt issuance costs and accretion of bond premiums and discounts	7,771	8,037	12,285
Amortization of net deferred gain on settlement of derivative instruments	0	0	(76)
Provision for losses on receivables	5,878	6,146	3,436
Impairment of Project Horizon	2,502	4,981	0
(Gain) loss on disposition of assets	1,018	(9)	241
Loss from unconsolidated affiliates	972	826	1,553
Changes in operating assets and liabilities:
Increase in receivables	(5,340)	(7,159)	(648)
(Increase) decrease in inventories	(1,002)	(554)	448
(Increase) decrease in other assets	(12,152)	(3,531)	2,759
Increase (decrease) in trade payables	(8,984)	13,419	(2,143)
Decrease in accrued interest	(410)	(14,637)	(23,066)
Increase (decrease) in other liabilities	8,740	2,436	(20,057)
Net cash flows provided by operating activities	169,418	73,016	102,951
Cash flows provided by (used in) investing activities:
Purchases of property and equipment, including increase (decrease) in construction payables of $7,305, $(5,179) and $5,948, respectively	(22,460)	(35,079)	(59,597)
Issuance of third-party loans and advances	(4,080)	(1,804)	(2,033)
Payments received on third-party loans	157	644	139
(Increase) decrease in restricted cash, net	(1,526)	13,679	33,078
Proceeds from asset sales	1,615	134	216
Investments in the New England Black Wolves	(500)	0	0
Investments in unconsolidated affiliates	0	(29)	(4,971)
Net cash flows used in investing activities	(26,794)	(22,455)	(33,168)
Cash flows provided by (used in) financing activities:
Repayments to Mohegan Tribe	(2,250)	(3,250)	(9,950)
Repayments of other long-term debt	(186,816)	(212,323)	(495,601)
Principal portion of relinquishment liability payments	(24,400)	(46,574)	(45,350)
Distributions to Mohegan Tribe	(50,000)	(50,000)	(50,000)
Payments of financing fees	(2,360)	(12,395)	(11,957)
Payments on capital lease obligations	(927)	(2,168)	(3,385)
Net cash flows provided by (used in) financing activities	(125,978)	(65,077)	(120,243)
Net increase (decrease) in cash and cash equivalents	16,646	(14,516)	(50,460)
Cash and cash equivalents at beginning of year	49,108	63,624	114,084
Cash and cash equivalents at end of year	65,754	49,108	63,624
Supplemental disclosures:
Cash paid during the year for interest	136,541	153,481	180,657
Repurchase of membership interest	0	0	7,420
Credit Facility | Prior Bank Credit Facility - Revolving
Cash flows provided by (used in) financing activities:
Line of Credit borrowings	0	0	3,000
Line of Credit repayments	0	0	(3,000)
Credit Facility | Prior Bank Credit Facility - Term
Cash flows provided by (used in) financing activities:
Line of Credit repayments	0	(393,000)	(4,000)
Credit Facility | Prior Term Loan Facility
Cash flows provided by (used in) financing activities:
Line of Credit repayments	0	(222,103)	0
Credit Facility | Senior Secured Credit Facility - Revolving
Cash flows provided by (used in) financing activities:
Line of Credit borrowings	442,000	310,000	0
Line of Credit repayments	(458,000)	(273,000)	0
Credit Facility | Senior Secured Credit Facility - Term Loan A
Cash flows provided by (used in) financing activities:
Line of Credit borrowings	0	124,343	0
Line of Credit repayments	(7,756)	(3,125)	0
Credit Facility | Senior Secured Credit Facility - Term Loan B
Cash flows provided by (used in) financing activities:
Line of Credit borrowings	87,911	720,952	0
Line of Credit repayments	(5,339)	(5,475)	0
Credit Facility | Bank of America, N.A. Line of Credit
Cash flows provided by (used in) financing activities:
Line of Credit borrowings	446,935	356,796	24,897
Line of Credit repayments	(449,976)	(353,755)	(24,897)
Senior Unsecured Notes
Cash flows provided by (used in) financing activities:
Proceeds from issuance of Senior Unsecured Notes, net of premiums	$ 85,000	$ 0	$ 500,000